CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Statement of comprehensive income [abstract]
Net earnings (loss) for the period	$ 210,975	$ (101,885)
Items that will not be subsequently reclassified to net loss:
Unrealized gain (loss) on fair value of investments in marketable securities, net of tax	118,445	(5,232)
Realized gain (loss) on investments in marketable securities, net of tax	8,419	(541)
Remeasurement of retirement benefit plan	(51)	(30)
Other comprehensive income (loss)	126,813	(5,803)
Total comprehensive income (loss)	337,788	(107,688)
Comprehensive income (loss) attributable to:
Owners of the Company	291,736	(107,688)
Non-controlling interests	$ 46,052	$ 0